UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010
                                               --------------

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BLOOMBERGSEN INVESTMENT PARTNERS
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Address: 100 KING ST. W., SUITE 5708
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         TORONTO, ONTARIO
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         MSX 1A9
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JONATHAN BLOOMBERG
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Title:   C.E.O.
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Phone:   416.594.6621
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Signature, Place, and Date of Signing:

/s/ JONATHAN BLOOMBERG            TORONTO, ONTARIO, CANADA        MAY 5, 2010
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
                                         ---------------
Form 13F Information Table Entry Total:  14
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Form 13F Information Table Value Total:  $126,117
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                                           (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                                                                      SHRS OR  SH/  PUT/   INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      VALUE    PRN AMT  PRN  CALL   DISCRETION MANAGER  SOLE    SHARED   NONE
BECTON DICKINSON &CO            common stock   075887109   4,904,879   62,300  SH              SOLE            SOLE
BROWN & BROWN INC               common stock   115236101   5,635,840  314,500  SH              SOLE            SOLE
COMCAST CRP CL-A SPEC           Class A shares 20030N200   9,261,738  515,400  SH              SOLE            SOLE
DOLLAR FINANCIAL CORP           common stock   256664103   8,658,977  359,891  SH              SOLE            SOLE
EAGLE MATERIALS INC             common stock   26969P108   8,384,490  315,919  SH              SOLE            SOLE
MEDCO HEALTH SOLN INC           common stock   58405U102  18,488,047  286,370  SH              SOLE            SOLE
MICROSOFT CORP                  common stock   594918104  10,344,345  353,200  SH              SOLE            SOLE
OMNICOM GROUP INC               common stock   681919106   8,349,972  215,150  SH              SOLE            SOLE
ORACLE CORP                     common stock   68389X105  10,942,176  425,600  SH              SOLE            SOLE
PHILIP MORRIS INTERNATIONAL INC common stock   718172109   9,451,392  181,200  SH              SOLE            SOLE
SOLERA HOLDINGS INC             common stock   83421A104   9,461,520  244,800  SH              SOLE            SOLE
THERMO FISHER SCIENTIFIC        common stock   883556102   5,300,892  103,050  SH              SOLE            SOLE
WELLS FARGO CO                  common stock   949746101   6,388,936  205,300  SH              SOLE            SOLE
WRIGHT EXPRESS CORP             common stock   98233Q105  10,544,259  350,075  SH              SOLE            SOLE